NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (1,097,108)	$ (439,637)	$ (5,285,089)	$ 114,318
Accumulated deficit	(35,109,973)		(34,012,864)	(28,727,774)
Working capital deficit	(6,735,000)
Proceeds from convertible debentures	221,050	140,000	$ 1,072,901	$ 150,000
Proceeds from sale of stock	$ 15,400	$ 25,000